NOTES PAYABLE	12 Months Ended
Dec. 31, 2024
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
NOTES PAYABLE

NOTE 9 – NOTES PAYABLE

Notes payable consisted of the following:

	December 31, 2024	December 31, 2023

Convertible notes payable to multiple investors in the amount of $3,802,000 in total. The loans mature during April 2025 and have a stated interest rate of 6.00%	2,937,805	2,196,302
Various notes payable in monthly installments ranging from $543 to $652, including interest ranging from 2.90% to 5.49%, due October 2026. The notes are secured by vehicles.	27,514	60,914
Short term note payable due to Amazon Lending originated December 26, 2023 maturing December 26, 2024 at an interest rate of 14.49%, secured by inventories.	-	317,000
Note payable to MaximCash Solutions for $750,000 with an original issue discount of $86,786. The loan matures on June 11, 2025 and has an effective interest rate of 42%	388,523	-
Note payable to an investor for $540,000 with an original issue discount of $40,000. The loan matures on August 16, 2025 and has an effective interest rate of 8%	510,000	-
Note payable to an investor for $60,000 with an original issue discount of $10,000. The loan matures on February 26, 2025 and has an effective interest rate of 16.7%	56,667	-
Note payable to an investor for $230,000. The loan agreement includes a payment rate of 15% of the Company’s weekly sales plus an additional $30,000 capital fee.	80,001	-
Related party note payable to a director of the Company for $330,000 with an original issue discount of $30,000. The loan matures on June 15, 2025 and has an effective interest rate of 10%.	315,000	-
Related party note payable to a director of the Company for $24,000 with an original issue discount of $4,000. The loan matures on February 26, 2025 and has an effective interest rate of 16.7%.	22,667	-
Total notes payable	4,338,177	2,574,216
Less current maturities	(4,327,200)	(340,178)
Total notes payable, non-current portion	$10,977	$2,234,038

Loans Issued Prior to 2024

Convertible Notes

On April 13, 2023, Yerbaé closed the first tranche (the “First Tranche”) of its brokered debenture unit (each, a “Debenture Unit”) offering which consisted of 1,650 Debenture Units for gross proceeds of $1,650,000. On May 5, 2023, Yerbaé closed the second tranche (the “Second Tranche”) pursuant to which it issued an additional 2,152 Debenture Units for gross proceeds of $2,152,000, and for aggregate gross proceeds, together with the closing of the First Tranche, of $3,802,000.

Each Debenture Unit consisted of: (i) one (1) convertible debenture (each, a “Debenture”) in the principal amount of $1,000; and (ii) 714 share purchase warrants. The Debentures mature on April 30, 2025 (the “Maturity Date”), and bear interest at a rate of 6.0% per annum, payable on the earlier of the Maturity Date or the date of conversion of the Debentures. The interest will be payable in Common Shares to be determined at the Market Price (as that term is defined in the Policies of the TSXV). The principal amount of the Debentures will be convertible at the holder’s option into Common Shares at any time prior to the close of business on the earlier of: (i) the last business day immediately preceding the Maturity Date, and (ii) the date fixed for redemption in the case of a change of control, at a conversion price of $1.40 per Common Share, subject to adjustment in certain customary events. Each warrant entitles the holder thereof to acquire one Common Share at a price per Common Share of $1.70 at any time prior to the Maturity Date, subject to an acceleration right whereby, if, in the event the Common Shares have a daily volume weighted average trading price on the TSXV (or such other recognized North American securities exchange) of $3.00 or greater per Common Share for any ten (10) consecutive trading day period at any time after the date that is four (4) months following the issuance of the warrants, Yerbaé may accelerate the expiry of the warrants by giving notice to the holders by disseminating a news release advising of the acceleration) and, in such case, the warrants will be deemed to have expired on the day which is thirty (30) days after the date of such notice.

In accounting for the Debentures, the Company concluded the conversion option should not be bi-furcated from the debt host as it was considered indexed to the company’s stock in accordance with ASC 815-40. Further, the Company also concluded that the detachable warrants should be classified in equity as they: (1) were not within the scope of ASC 480-10; and (2) should be considered indexed to the Company’s Common Shares. In accordance with ASC 470-20, the Company recognized both the Debentures and detachable warrants at their relative fair values. This resulted in the recognition of a debt discount that is being amortized to interest expense over the life of the Debenture Units. During the year ended December 31, 2023, $525,000 in principal and $14,606 in accrued interest was converted into an aggregate of 385,432 Common Shares. During the year ended December 31, 2024 and 2023 the Company recorded accretion expense of $741,503 and $373,956. The remaining unamortized debt discount balance as of December 31, 2024 and 2023 was $339,195 and $1,080,698. Further, the remaining balance of the convertible debentures as of December 31, 2024 and 2023 was $2,937,805 and $2,196,302, respectively.

Motor Vehicle Loan

During 2023, the Company entered into various notes payable related to vehicles with monthly instalments ranging from $543 to $652, including interest ranging from 2.90% to 5.49%, due October 2026. The notes are secured by vehicles. There were no changes to the terms of these loans. All changes were a result of repayment.

Amazon Lending

During 2023, the Company entered into a financing arrangement with Amazon Lending, maturing December 26, 2024 at an interest rate of 14.49%, secured by inventories. There were no changes to the terms of these loans. All changes were a result of repayment.

Ampla and Oxford Financing

On May 16, 2023, Yerbaé replaced their finance provider Ampla LLC (“Ampla”) and secured a new accounts receivable and inventory of $2,500,000 with Oxford Commercial Finance, a Michigan banking corporation, through its Delaware subsidiary Yerbaé LLC. The Company can draw down funds as needed and only pay interest on the amount borrowed. The debt facility was secured by a security interest in all assets of Yerbaé, including a first security interest in Yerbaé’s accounts receivable and inventory. The facility was repaid during 2023.

Loans Issued During 2024

Unrelated Third-Party Loans

On September 16, 2024, the Company entered into an agreement with a private lender whereby the lender originally agreed to loan an aggregate of up to $540,000. The loan matures on August 16, 2025. The balance of the loan was $510,000 net of discounts and repayments as of December 31, 2024 and had an effective interest rate of approximately 8.0%.

On August 26, 2024, the Company entered into an agreement with a lender whereby the lender agreed to loan an aggregate of up to $60,000. The loan matures on February 26, 2025. The balance of the loan was $56,667 net of discount and repayments as of December 31, 2024 and had an effective interest rate of approximately 16.7%.

On July 5, 2024, the Company entered into a loan agreement with MaximCash solutions for $750,000. The loan included origination costs of $22,500. In addition, the Company agreed to issue the lender common stock with a fair value of $64,285 of the Company for a total discount of $86,786. The loan matures on July 5, 2025. The balance of the loan was $388,522 net of discounts and repayments as of December 31, 2024 and had an effective interest rate of 42%.

During June of 2024, the Company entered into a loan agreement with Parafin for $230,000 and stated fee of $30,000; of which $23,077 was paid during period. This stated fee is treated as an interest and amortized over the term of the loan. The loan agreement includes a payment rate of 15% of the Company’s weekly sales over an 8-month period. The balance of the loan was $80,001, net of discounts and repayments as of December 31, 2024.

Related Party Loans

These loans are described in Note 14.

Line of Credit

On May 16, 2023, Yerbaé’s Delaware subsidiary, Yerbaé LLC, replaced its line of credit provider Ampla LLC (“Ampla”) and secured a new accounts receivable and inventory revolving line of credit of $2,500,000 from Oxford Commercial Finance, a Michigan banking corporation. The Company was able to draw down funds as needed and only pay interest on the amount borrowed. The debt facility was secured by a security interest in all assets of Yerbaé, including a first security interest in Yerbaé’s accounts receivable and inventory. The outstanding balance due to Oxford Commercial Finance was $0 at December 31, 2023 and was no longer a contracted facility as of December 31, 2024.

Future principal maturities of notes payable at December 31, 2024 were as follows:

2025	$4,759,453
2026	10,977
Total payments	$4,770,430
Debt discount	(432,253)
Balance	$4,338,177

Advances

Pursuant to the Arrangement Agreement with Safety Shot, short-term operating cash advances are to be made available to the Company. During the year ended December 31, 2024, the Company received short-term operating cash totaling $225,000.